Accrued Expenses And Other Current Liabilities	12 Months Ended
May 31, 2011
Accrued Expenses And Other Current Liabilities
Accrued Expenses And Other Current Liabilities
14.	ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES

Accrued expenses and other current liabilities consisted of the following:

	As of May 31,
	2010	2011
	US$	US$
Accrued advertising fees	917	1,861
Accrued payroll	23,112	36,143
Accrued professional service fees	565	628
Amounts reimbursable to employees	2,129	3,030
Business taxes payable	3,969	5,221
Individual taxes withholding	1,661	2,299
Other taxes payable	121	353
Payable for acquisition of Tongwen	183	193
Payable for acquisition of Newave	—	4,243
Payable for purchase of property and equipment	3,374	7,475
Refundable deposit	554	1,203
Refundable incidental expenses received from students	3,354	5,865
Rent payable	1,262	2,531
Royalty fees payable	658	464
Value added taxes payable	205	623
Welfare payable	1,448	1,892
Others	1,326	2,978

Total	44,838	77,002

Royalty fees payable related to payments to content providers for on-line learning program. Amounts reimbursable to employees included traveling and the related expenses incurred by employee on behalf of the Group. Refundable deposits represent student deposits for dormitory or other fees that will be refunded upon graduation. Others primarily included transportation expenses, utility fees, property management fees, and other miscellaneous expenses payable.